GLOBAL X FUNDS
(the "Trust")

Global X MSCI China Consumer Discretionary ETF (CHIQ)	Global X Lithium & Battery Tech ETF (LIT)
Global X MSCI China Energy ETF (CHIE)	Global X Fertilizers/Potash ETF (SOIL)
Global X MSCI China Financials ETF (CHIX)	Global X SuperDividend® ETF (SDIV)
Global X MSCI China Industrials ETF (CHII)	Global X SuperDividend® U.S. ETF (DIV)
Global X MSCI China Materials ETF (CHIM)	Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)
Global X MSCI China Communication Services ETF (CHIC)	Global X MSCI SuperDividend® EAFE ETF (EFAS)
Global X MSCI China Consumer Staples ETF (CHIS)	Global X SuperDividend® REIT ETF (SRET)
Global X MSCI China Health Care ETF (CHIH)	Global X SuperIncome™ Preferred ETF (SPFF)
Global X MSCI China Information Technology ETF (CHIK)	Global X YieldCo & Renewable Energy Income ETF (YLCO)
Global X MSCI China Real Estate ETF (CHIR)	Global X Social Media ETF (SOCL)
Global X MSCI China Utilities ETF (CHIU)	Global X E-commerce ETF (EBIZ)
Global X MSCI China Large-Cap 50 ETF (CHIL)	Global X Guru® Index ETF (GURU)
Global X FTSE Southeast Asia ETF (ASEA)	Global X Scientific Beta U.S. ETF (SCIU)
Global X MSCI Colombia ETF (GXG)	Global X Scientific Beta Europe ETF (SCID)
Global X MSCI Argentina ETF (ARGT)	Global X Scientific Beta Japan ETF (SCIJ)
Global X MSCI Greece ETF (GREK)	Global X Scientific Beta Asia ex-Japan ETF (SCIX)
Global X MSCI Norway ETF (NORW)	Global X S&P 500® Catholic Values ETF (CATH)
Global X FTSE Nordic Region ETF (GXF)	Global X NASDAQ 100® Covered Call ETF (QYLD)
Global X MSCI Nigeria ETF (NGE)	Global X S&P 500® Covered Call ETF (HSPX)
Global X MSCI Next Emerging & Frontier ETF (EMFM)	Global X Russell 2000 Covered Call ETF (RYLD)
Global X MSCI Portugal ETF (PGAL)	Global X Scientific Beta Developed Markets ex-US ETF [ ]*
Global X MSCI Pakistan ETF (PAK)	Global X Scientific Beta Emerging Markets ETF (SCIM)*
Global X DAX Germany ETF (DAX)	Global X Kuwait ETF [ ]*
Global X Silver Miners ETF (SIL)	Global X Luxembourg ETF [ ]*
Global X Gold Explorers ETF (GOEX)	Global X China Mid Cap ETF (CHIA)*
Global X Copper Miners ETF (COPX)	Global X Advanced Materials ETF [ ]*
Global X Uranium ETF (URA)
*    Not open for investment.

SUPPLEMENT DATED MARCH 23, 2020
TO THE SUMMARY PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectuses.

Effective immediately, the section of each Fund's Summary Prospectus entitled "Summary of Principal Risks—Geographic Risk" is hereby deleted and replaced with the following:

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Additionally, effective immediately, the section of each Fund's Summary Prospectus entitled "Summary of Principal Risks—Market Risk" is hereby deleted and replaced with the following:

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the "Trust")

Global X MSCI China Consumer Discretionary ETF (CHIQ)	Global X Lithium & Battery Tech ETF (LIT)
Global X MSCI China Energy ETF (CHIE)	Global X Fertilizers/Potash ETF (SOIL)
Global X MSCI China Financials ETF (CHIX)	Global X SuperDividend® ETF (SDIV)
Global X MSCI China Industrials ETF (CHII)	Global X SuperDividend® U.S. ETF (DIV)
Global X MSCI China Materials ETF (CHIM)	Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)
Global X MSCI China Communication Services ETF (CHIC)	Global X MSCI SuperDividend® EAFE ETF (EFAS)
Global X MSCI China Consumer Staples ETF (CHIS)	Global X SuperDividend® REIT ETF (SRET)
Global X MSCI China Health Care ETF (CHIH)	Global X SuperIncome™ Preferred ETF (SPFF)
Global X MSCI China Information Technology ETF (CHIK)	Global X YieldCo & Renewable Energy Income ETF (YLCO)
Global X MSCI China Real Estate ETF (CHIR)	Global X Social Media ETF (SOCL)
Global X MSCI China Utilities ETF (CHIU)	Global X E-commerce ETF (EBIZ)
Global X MSCI China Large-Cap 50 ETF (CHIL)	Global X Guru® Index ETF (GURU)
Global X FTSE Southeast Asia ETF (ASEA)	Global X Scientific Beta U.S. ETF (SCIU)
Global X MSCI Colombia ETF (GXG)	Global X Scientific Beta Europe ETF (SCID)
Global X MSCI Argentina ETF (ARGT)	Global X Scientific Beta Japan ETF (SCIJ)
Global X MSCI Greece ETF (GREK)	Global X Scientific Beta Asia ex-Japan ETF (SCIX)
Global X MSCI Norway ETF (NORW)	Global X S&P 500® Catholic Values ETF (CATH)
Global X FTSE Nordic Region ETF (GXF)	Global X NASDAQ 100® Covered Call ETF (QYLD)
Global X MSCI Nigeria ETF (NGE)	Global X S&P 500® Covered Call ETF (HSPX)
Global X MSCI Next Emerging & Frontier ETF (EMFM)	Global X Russell 2000 Covered Call ETF (RYLD)
Global X MSCI Portugal ETF (PGAL)	Global X Scientific Beta Developed Markets ex-US ETF [ ]*
Global X MSCI Pakistan ETF (PAK)	Global X Scientific Beta Emerging Markets ETF (SCIM)*
Global X DAX Germany ETF (DAX)	Global X Kuwait ETF [ ]*
Global X Silver Miners ETF (SIL)	Global X Luxembourg ETF [ ]*
Global X Gold Explorers ETF (GOEX)	Global X China Mid Cap ETF (CHIA)*
Global X Copper Miners ETF (COPX)	Global X Advanced Materials ETF [ ]*
Global X Uranium ETF (URA)
*    Not open for investment.

SUPPLEMENT DATED MARCH 23, 2020
TO THE PROSPECTUSES FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the section of each Fund's Prospectus entitled "A Further Discussion of Principal Risks—Geographic Risk" is hereby deleted and replaced with the following:

Geographic Risk

Geographic Risk applies to each Fund

Geographic risk is the risk that the Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject the Fund to risks associated with that particular region, or a region economically tied to that particular region, such as a natural, biological or other disaster. Outbreaks of contagious viruses and diseases may reduce business activity or disrupt market activity, and have the potential to exacerbate market risks in the countries and regions in which they occur. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Additionally, effective immediately, the section of each Fund's Prospectus entitled "A Further Discussion of Principal Risks—Market Risk" is hereby deleted and replaced with the following:

Market Risk

Market Risk applies to each Fund

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Turbulence in the financial markets and reduced market liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and trading of its shares. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE